Submission	Aug. 01, 2025
Submission [Line Items]
Central Index Key	0000874766
Registrant Name	HARTFORD INSURANCE GROUP, INC.
Registration File Number	333-282288
Form Type	S-3
Submission Type	424B5
Fee Exhibit Type	EX-FILING FEES